Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Classification	Estimated useful life
Furniture and office equipment	2-3 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings and improvements	20 years
Software	3 years

Schedule of Revenue	Revenue was comprised of the following.
	Six Months Ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Revenues
Hardware	$1,313,059	$799,247
Tax devices and service	859,855	961,054
Software	775,201	1,098,849
Total revenues	$2,948,115	$2,859,150

Schedule of Exchange Rates	The exchange rates as of June 30, 2023 (unaudited) and December 31, 2022 and for the six months ended June 30, 2023 and 2022 (unaudited) are as follows:
	June 30,	December 31,	Six Months Ended June 30,
	2023	2022	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	7.2537	6.9091	6.9237	6.4758